FORM 13F COVER PAGE

"Report for the Calander Year or Quarter ended: December 31, 2008"

Check here if Amendment [   ] ; Amendment Number:
This Amendment (Check only one.):
  [   ] is a restatement.
  [   ] added new holdings entries.

Institutional Investment Manager Filing this report:

Name: Ruffer LLP
Address: 80 Victoria Street
              London SW1E 5JL
              United Kingdom

Form 13F File Number: 028-12772

The institutional investment manager filing this report and the person by whom it is signed hereby respresent that the person signing
"the report is authorized to submit it, that all information contained" "herein is true, correct and complete, and that it is understood that" "all required items, statements, schedules, lists, and tables, are " considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Louise Ellis
Title: Compliance Officer
Phone: 0044 20 7963 8146

"Signature, Place and Date of Signing:"

"Louise Ellis, London United Kingdom, January 14, 2009"

[ x ] 13F HOLDINGS REPORT. (Check here is all holdings of
 this reporting manager are reporting in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this
" report, and all holdings are reported by other " reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
 holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY

Report Summary:

Number of Other Included Managers: None
Form 13F Information Table Entry Total: 65
"Form 13F Information Table Value Total: $578,033 (thousands)"

FORM 13F INFORMATION TABLE

AECOM TECH CORP DELAWA	COM	00766T100	282	10000	SH		SOLE		10000	0	0
ALCON INC	COM SHS	H01301102	611	7000	SH		SOLE		7000	0	0
AMGEN INC	COM	031162100	2493	42885	SH		SOLE		42885	0	0
ANNALY CAP MGMT INC	COM	035710409	187860	12169528	SH		SOLE		12169528	0	0
APACHE CORP	COM	037411105	595	8000	SH		SOLE		8000	0	0
BARRICK GOLD CORP	COM	067901108	32136	880651	SH		SOLE		880651	0	0
BERKSHIRE HATHAWAY INC DEL	CL A	084670108	9640	104	SH		SOLE		104	0	0
BURLINGTON NORTHN SANTA FE CP	COM	12189T104	2819	37500	SH		SOLE		37500	0	0
CHIMERA INVT CORP	COM	16934Q109	2233	665000	SH		SOLE		665000	0	0
Chunghwa Telecom	SPON ADR NEW	17133Q304	1532	97736	SH		SOLE		97736	0	0
CISCO SYS INC	COM	17275R102	170	10356	SH		SOLE		10356	0	0
Clean Deisel Tech	COM NEW	18449C302	3612	1205197	SH		SOLE		1205197	0	0
Coeur D Alene Mines Corp	COM	192108108	2446	2834135	SH		SOLE		2834135	0	0
COMCAST CORP NEW	CL A	20030N101	1079	65000	SH		SOLE		65000	0	0
CONOCOPHILLIPS	COM	20825C104	1299	25000	SH		SOLE		25000	0	0
COSTCO WHSL CORP NEW	COM	22160K105	671	13000	SH		SOLE		13000	0	0
COVIDIEN LTD	COM	G2552X108	980	27500	SH		SOLE		27500	0	0
DELL INC	COM	24702R101	908	88000	SH		SOLE		88000	0	0
DEVON ENERGY CORP NEW	COM	25179M103	397	6000	SH		SOLE		6000	0	0
DRDGOLD LIMITED	SPON ADR NEW	26152H301	619	110700	SH		SOLE		110700	0	0
ENCANA CORP	COM	292505104	1177	25303	SH		SOLE		25303	0	0
ESCO TECHNOLOGIES INC	COM	296315104	717	18000	SH		SOLE		18000	0	0
EXXON MOBIL CORP	COM	30231G102	287	3613	SH		SOLE		3613	0	0
FAIRFAX FINL HLDGS LTD	SUB VTG	303901102	1031	3300	SH		SOLE		3300	0	0
GENERAL ELECTRIC CO	COM	369604103	252	15300	SH		SOLE		15300	0	0
Gold Fields Ltd New	SPONSORED ADR	38059T106	20004	2063600	SH		SOLE		2063600	0	0
GOLDCORP INC NEW	COM	380956409	372	12000	SH		SOLE		12000	0	0
GOLDMAN SACHS GROUP INC	COM	38141G104	828	10000	SH		SOLE		10000	0	0
GRANITE CONSTR INC	COM	387328107	430	10000	SH		SOLE		10000	0	0
INTEL CORP	COM	458140100	2451	165316	SH		SOLE		165316	0	0
INTERNATIONAL BUSINESS MACHS	COM	459200101	247	2927	SH		SOLE		2927	0	0
JACOBS ENGR GROUP INC DEL	COM	469814107	424	9000	SH		SOLE		9000	0	0
JOHNSON & JOHNSON	COM	478160104	49787	833782	SH		SOLE		833782	0	0
JPMORGAN & CHASE & CO	COM	46625H100	1305	41675	SH		SOLE		41675	0	0
KIMBERLY CLARK CORP	COM	494368103	201	3780	SH		SOLE		3780	0	0
KRAFT FOODS INC	CL A	50075N104	81516	3036350	SH		SOLE		3036350	0	0
LEUCADIA NATL CORP	COM	527288104	553	29000	SH		SOLE		29000	0	0
MARSH & MCLENNAN COS INC	COM	571748102	553	23152	SH		SOLE		23152	0	0
MARTIN MARIETTA MATLS INC	COM	573284106	1117	11500	SH		SOLE		11500	0	0
MCDONALDS CORP	COM	580135101	467	7500	SH		SOLE		7500	0	0
MEDTRONIC INC	COM	585055106	561	18195	SH		SOLE		18195	0	0
MGT CAPITAL INVTS INC	COM	55302P103	117	237160	SH		SOLE		237160	0	0
NDS GROUP PLC	SPONSORED ADR	628891103	2834	50000	SH		SOLE		50000	0	0
NEWMONT MINING CORP	COM	651639106	85402	2112660	SH		SOLE		2112660	0	0
NEWS CORP	CL A	65248E104	1160	130000	SH		SOLE		130000	0	0
NORTHERN TR CORP	COM	665859104	1035	20380	SH		SOLE		20380	0	0
NRG ENERGY INC	COM NEW	629377508	5680	263200	SH		SOLE		263200	0	0
PEPSICO INC	COM	713448108	277	5000	SH		SOLE		5000	0	0
PETRO-CDA	COM	71644E102	3755	172345	SH		SOLE		172345	0	0
PHILIP MORRIS INTL INC	COM	718172109	35096	791628	SH		SOLE		791628	0	0

PROSHARES TR	PSHS ULSHT SP500	74347R883	3676	50000	SH		SOLE		50000	0	0
QUANTA SVCS INC	COM	74762E102	448	22965	SH		SOLE		22965	0	0
REDWOOD TR INC	COM	758075402	1301	95000	SH		SOLE		95000	0	0
REPUBLIC SVCS INC	COM	760759100	793	33000	SH		SOLE		33000	0	0
ROYAL DUTCH SHELL PLC	SPON ADR B	780259107	355	6895	SH		SOLE		6895	0	0
SILVER WHEATON CORP	COM	828336107	438	68100	SH		SOLE		68100	0	0
THOMSON REUTERS CORP	COM	884903105	366	12650	SH		SOLE		12650	0	0
URS CORP NEW	COM	903236107	505	13000	SH		SOLE		13000	0	0
US BANCORP DEL	COM	902973304	608	25000	SH		SOLE		25000	0	0
U S G CORP	COM NEW	903293405	224	" 30,000 "	SH		SOLE		30000	0	0
United Refining Energy	COM	911363109	353	" 40,000 "	SH		SOLE		40000	0	0
WALGREEN CO	COM	931422109	12047	" 498,220 "	SH		SOLE		498220	0	0
WAL MART STORES INC	COM	931142103	2861	" 51,500 "	SH		SOLE		51500	0	0
WELLS FARGO & CO NEW	COM	949746101	1016	" 35,000 "	SH		SOLE		35000	0	0
WYETH	COM	983024100	992	" 26,500 "	SH		SOLE		26500	0	0